UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2016

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 43.9%
Federal Home Loan Mortgage Corporation - 9.1%
361,161	4.00	7/1/25	380,024
2,092,858	5.00	5/1/42	2,340,255
1,433,631	5.00	9/1/43	1,601,576
210,427	5.82	10/1/37	235,860
2,192,971	6.00	7/1/38	2,516,889
46,212	6.38	12/1/26	52,207
1,361	6.38	12/1/27	1,425
878,987	6.50	11/1/27	972,692
628,704	6.50	12/1/34	708,794
3,099,435	6.50	11/1/35	3,591,814
1,356,663	6.50	11/1/37	1,552,983
298,037	6.50	11/1/37	336,625
564,850	6.50	1/1/38	639,828
925,651	6.50	8/1/38	1,045,500
1,377,719	6.50	11/1/38	1,619,558
333,741	6.88	2/17/31	387,521
83,549	7.00	8/1/27	88,193
88,806	7.00	10/1/27	93,807
1,648,018	7.00	4/1/28	1,880,247
12,063,299	7.00	12/1/31	13,801,741
539,563	7.00	2/1/37	604,907
359,938	7.00	2/1/37	417,844
17,320	7.00	2/1/37	17,939
8,741,362	7.00	10/1/37	10,201,629
905,979	7.00	10/1/37	1,056,081
876,343	7.00	7/1/38	1,009,169
884,839	7.00	8/1/38	1,013,761
5,341,537	7.00	10/1/38	6,137,064
1,142,879	7.00	1/1/39	1,322,993
457,634	7.00	3/1/39	537,047
47,557	7.38	12/17/24	51,972
140,439	7.50	1/1/31	148,460
561,641	7.50	1/1/32	651,897
503,581	7.50	8/1/32	561,215
62,202	7.50	9/1/37	64,786
141,073	7.50	10/1/38	161,754
30,295	7.95	10/1/25	30,749
8,123	7.95	10/1/25	8,153
23,972	7.95	11/1/25	24,061
98,557	8.00	5/1/31	108,657
103,645	8.00	11/1/36	123,680
328,117	8.00	1/1/37	382,870
986	8.25	12/1/17	987
299	8.50	10/1/19	300
455,164	8.50	12/1/21	496,113
283,910	8.50	6/20/27	338,686
65,604	8.50	12/1/29	73,428
137,963	8.50	3/1/31	160,463
21,055	9.00	11/1/25	21,805

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

112,672	9.00	3/20/27		114,237
300,403	9.00	2/17/31		313,450
233,536	9.00	5/1/31		259,558
5,298	9.25	2/1/18		5,313
108,133	9.50	12/17/21		112,510
14,420	10.00	9/1/20		14,568
92,164	10.00	3/1/21		98,007
103,791	10.00	3/17/25		106,437
61,528	10.00	3/25/25		61,348
126,342	10.00	7/1/30		127,013
24,811	10.50	6/1/19		26,147
16,088	11.00	8/25/20		16,235

				60,830,832

Federal National Mortgage Association - 21.1%
1,354	3.21	3/1/19	[1]	1,345
1,055,284	5.50	12/1/32		1,153,192
650,107	5.50	6/1/33		708,652
693,455	5.61	11/1/22		693,715
4,417,280	5.69	10/1/48		4,860,311
1,007,354	5.93	5/1/35		1,110,515
2,090,915	5.96	6/1/28		2,307,237
832,481	5.96	6/1/28		943,337
183,650	6.00	8/1/34		210,307
1,161,616	6.00	11/1/34		1,324,524
489,389	6.00	11/1/35		561,493
902,631	6.00	5/1/37		1,039,139
449,975	6.00	5/1/37		510,052
136,325	6.00	9/1/37		150,595
422,820	6.00	11/1/37		454,553
3,814,901	6.00	4/1/38		4,322,778
594,312	6.00	10/1/39		672,874
3,787,071	6.00	3/1/41		4,344,533
3,547,420	6.14	11/1/43		3,947,803
448,202	6.15	6/1/33	[1]	493,227
24,223	6.50	1/1/22		25,517
3,414,079	6.50	2/1/29		3,862,575
544,885	6.50	3/1/29		585,284
7,738,789	6.50	12/1/30		8,830,347
618,194	6.50	6/1/31		700,362
98,966	6.50	8/1/34		108,393
1,533,831	6.50	10/1/36		1,735,326
1,057,997	6.50	10/1/36		1,205,885
2,097,549	6.50	12/1/36		2,373,097
875,880	6.50	9/1/38		990,941
850,268	6.50	10/1/38		962,737
745,605	6.50	1/1/39		842,291
8,787,890	6.50	4/1/39		10,173,842
911,583	6.50	10/1/39		1,031,335
3,824,150	6.50	3/1/40		4,329,104
1,365,977	6.50	5/1/40		1,554,391
847,857	6.50	5/1/40		977,342

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,725,680	6.50	6/1/40		4,287,095
3,270,634	6.50	6/1/40		3,742,419
1,823,385	6.75	6/1/32		2,145,082
2,020,293	6.91	6/1/40		2,290,221
57,307	6.95	8/1/21	[1]	56,697
6,680	7.00	6/1/17		6,691
56,341	7.00	9/1/21		60,396
40,926	7.00	9/1/21		42,024
220,548	7.00	3/1/22		241,521
294,113	7.00	6/1/22		323,532
25,774	7.00	6/1/22		27,434
116,550	7.00	1/1/24		125,694
50,821	7.00	2/1/26		55,039
112,092	7.00	9/1/27		123,324
14,237	7.00	9/1/27		15,568
71,582	7.00	10/1/27		79,467
300,433	7.00	11/1/27		344,742
60,917	7.00	1/1/28		65,684
12,158	7.00	8/1/29		14,121
16,072	7.00	4/1/31		17,777
13,657	7.00	11/1/31		14,300
419,156	7.00	12/1/31		476,360
15,582	7.00	5/1/32		17,288
241,110	7.00	6/1/32		283,841
18,865	7.00	6/1/32		19,645
22,756	7.00	7/1/32		25,375
21,711	7.00	7/1/32		22,364
6,156	7.00	7/1/32		6,588
201,657	7.00	8/1/32		219,912
19,451	7.00	8/1/32		22,701
11,180	7.00	8/1/32		12,112
4,133	7.00	8/1/32		4,213
65,224	7.00	10/1/32		71,794
6,961	7.00	10/1/32		7,717
7,758,598	7.00	12/1/32		9,182,244
116,143	7.00	7/1/33		129,539
4,590,914	7.00	12/1/33		5,443,625
6,257	7.00	12/1/33		7,229
14,016	7.00	1/1/34		15,530
164,302	7.00	7/1/34		185,888
15,208	7.00	9/1/34		15,412
22,370	7.00	5/1/35		24,119
719,988	7.00	1/1/36		842,207
8,132	7.00	5/1/36		9,004
891,648	7.00	7/1/36		1,046,344
1,072,734	7.00	3/1/37		1,247,108
10,317	7.00	6/1/37		11,610
520,475	7.00	7/1/37		611,045
1,570,617	7.00	10/1/37		1,749,424
59,728	7.00	12/1/37		64,725
8,672	7.00	12/1/37		10,015
723,604	7.00	7/1/38		858,416

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

696,025	7.00	10/1/38	840,045
900,544	7.00	11/1/38	1,075,357
18,460	7.00	11/1/38	19,995
573,929	7.00	1/1/39	658,423
11,393	7.00	2/1/39	13,725
12,291,908	7.00	3/1/39	14,806,293
1,485,075	7.00	5/1/39	1,721,879
1,181,499	7.00	9/1/47	1,344,298
62,043	7.50	6/1/22	66,286
60,811	7.50	8/1/22	63,909
76,948	7.50	12/1/22	82,496
52,581	7.50	3/1/23	54,307
536,745	7.50	10/1/31	607,038
283,443	7.50	4/1/32	321,219
22,394	7.50	8/1/32	23,920
349,405	7.50	4/1/33	426,620
222,379	7.50	1/1/34	252,930
260,744	7.50	5/1/37	296,834
1,617,319	7.50	10/1/37	1,929,533
187,270	7.50	10/1/37	212,833
305,069	7.50	2/1/38	361,148
38,040	7.65	7/20/30	38,789
101,288	8.00	10/1/23	107,971
393,996	8.00	6/1/25	433,212
164,960	8.00	2/1/31	192,674
131,705	8.00	1/1/32	148,614
853,627	8.00	11/1/37	1,006,789
40,671	8.00	11/1/37	41,428
459,165	8.00	3/1/38	542,615
12,938	8.03	7/20/28	13,116
178,753	8.09	11/15/31	207,993
44,083	8.33	7/15/20	46,930
9,320	8.50	7/1/26	9,386
130,011	8.50	11/1/26	146,336
137,287	8.50	3/1/28	155,297
111,590	8.50	10/1/28	131,838
54,492	8.50	11/1/28	62,504
269,221	8.50	4/1/29	307,100
175,895	8.50	10/1/29	200,504
15,274	8.50	10/1/29	15,267
126,043	8.50	7/1/30	143,343
124,927	8.50	7/1/30	143,926
106,637	8.50	8/1/30	129,639
371,810	8.50	4/1/32	465,347
63,320	8.50	5/1/32	65,615
517,680	8.50	1/1/37	620,896
75,884	9.00	9/1/24	81,330
23,455	9.00	6/15/25	25,424
71,369	9.00	6/1/30	77,362
76,216	9.00	7/1/30	84,355
66,529	9.00	10/1/30	76,617
194,687	9.00	2/1/31	226,508

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

23,982	9.00	7/1/31	24,080
103,193	9.00	10/1/31	123,388
145,917	9.00	8/1/37	170,068
24,818	9.00	1/1/38	25,163
194,331	9.00	2/1/38	218,657
42,450	9.10	5/15/28	46,747
17,200	9.22	3/15/22	17,497
57,386	9.50	3/1/20	61,064
76,347	9.50	7/1/20	81,821
2,888	9.50	12/15/20	2,935
5,104	9.50	4/15/21	5,549
32,920	9.50	8/1/24	34,383
27,515	9.50	5/1/27	28,636
221,514	9.50	5/1/29	259,145
77,182	9.50	4/1/30	90,368
258,765	9.50	8/1/31	301,090
114,146	9.58	8/20/25	123,972
85,086	10.00	2/1/28	98,214
247,075	10.00	6/1/30	287,127
4,840	10.04	8/15/20	4,928
23,617	10.50	6/1/28	24,026
4,382	10.62	7/15/20	4,463

			139,982,307

Government National Mortgage Association - 12.9%
470,298	4.00	12/15/24	487,857
928,192	4.00	10/20/30	994,351
7,266,515	4.00	8/20/31	7,784,820
6,817,683	4.00	8/20/31	7,303,961
1,274,564	4.00	12/20/31	1,365,517
1,269,293	4.25	10/20/31	1,366,783
793,595	4.25	3/20/37	854,106
3,029,095	4.75	9/20/31	3,302,541
115,360	5.50	9/15/25	129,508
1,784,487	5.50	5/15/29	2,003,848
3,979,252	5.75	2/15/29	4,505,122
1,191,877	5.75	10/20/31	1,343,781
154,021	6.00	6/15/23	174,436
232,155	6.00	11/20/28	263,896
1,020,891	6.00	9/15/33	1,157,516
87,148	6.00	11/20/34	94,746
289,379	6.20	3/15/32	331,894
119,319	6.25	12/15/23	136,506
1,338,970	6.25	4/15/29	1,532,940
31,520	6.35	4/20/30	35,726
84,075	6.35	9/20/30	95,223
183,660	6.35	3/20/31	208,145
102,183	6.35	6/20/31	115,806
82,417	6.38	8/15/26	93,883
151,120	6.38	4/15/28	172,064
219,698	6.50	11/15/23	241,473
637,898	6.50	4/15/24	691,382

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,515,315	6.50	2/20/28	1,719,445
886,999	6.50	2/20/29	985,571
1,777,662	6.50	11/20/29	2,060,512
4,418,643	6.50	12/15/30	5,118,366
108,672	6.50	10/15/33	124,132
219,131	6.50	3/20/34	243,179
223,568	6.50	9/20/34	248,146
138,991	6.50	10/20/34	146,929
5,681,085	6.50	2/15/35	6,489,326
388,566	6.50	8/15/36	448,818
249,759	6.50	6/15/37	285,292
200,840	6.50	9/20/38	214,583
111,923	6.50	12/20/38	124,014
507,766	6.50	1/20/39	581,963
404,122	6.50	2/20/39	460,072
775,355	6.50	4/20/39	875,715
199,649	6.50	6/15/39	228,053
386,965	6.50	3/20/41	435,620
835,856	6.50	4/20/43	951,685
108,664	6.91	7/20/26	117,635
200,693	6.91	2/20/27	217,537
72,577	7.00	5/15/24	76,344
9,558,194	7.00	8/15/29	11,131,759
9,607,729	7.00	10/15/29	11,213,519
128,089	7.00	6/15/31	136,844
241,932	7.00	1/15/32	268,963
169,193	7.00	1/15/32	187,321
122,605	7.00	1/15/32	130,986
154,708	7.00	2/15/32	171,512
105,276	7.00	2/15/32	115,396
348,300	7.00	2/20/32	407,884
116,558	7.00	3/15/32	128,992
193,815	7.00	12/15/37	205,303
471,637	7.00	5/15/38	547,610
115,166	7.00	9/15/38	123,345
79,032	7.00	11/15/38	81,307
150,447	7.00	12/15/38	176,805
271,320	7.00	1/20/39	290,487
113,763	7.02	4/20/26	120,336
194,850	7.10	5/20/25	209,514
112,385	7.15	4/20/27	119,288
181,543	7.50	1/20/38	195,306
167,755	7.50	3/15/39	192,124
409,403	8.00	6/20/31	503,751

			85,599,120

Small Business Administration - 0.8%
1,856,030	5.33	8/25/36	1,993,033
2,926,861	5.33	9/25/36	3,136,743

			5,129,776

Total Mortgage Pass-Through Securities (cost: $290,140,998)			291,542,035

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

U.S. Treasury / Federal Agency Securities - 2.0%
U.S. Treasury Strips:
4,000,000	1.60	11/15/26	[6]	3,124,220
2,000,000	2.04	2/15/27	[6]	1,551,622
19,700,000	2.81	5/15/44	[6]	8,359,025

Total U.S. Treasury / Federal Agency Securities (cost: $14,098,689)				13,034,867

Collateralized Mortgage Obligations - 50.0%
Federal Home Loan Mortgage Corporation - 14.1%
2,523,940	1.78	7/25/32	[1]	2,774,702
819,902	5.00	2/15/23		890,202
894,087	5.54	5/15/38	[1]	969,070
16,617	6.00	9/15/21		17,686
65,949	6.00	6/15/28		72,186
349,363	6.00	2/15/31		385,678
1,515,716	6.00	1/15/33		1,772,362
1,474,450	6.00	5/15/35		1,674,159
1,154,184	6.00	1/15/36		1,320,287
315,640	6.00	3/15/36		354,591
249,848	6.00	4/15/36		280,965
937,437	6.00	5/15/36		1,070,037
315,000	6.00	9/15/36		356,432
3,920,292	6.00	6/15/37		4,356,807
69,408	6.25	5/15/29		75,409
113,226	6.50	12/15/21		116,600
333,421	6.50	9/15/23		371,287
108,934	6.50	3/15/24		119,157
34,024	6.50	2/15/30		38,405
555,358	6.50	8/15/31		631,527
141,654	6.50	8/15/31		163,672
505,151	6.50	1/15/32		571,708
140,970	6.50	3/15/32		159,025
675,572	6.50	6/25/32		768,381
33,882	6.50	7/15/32		38,213
9,449,876	6.50	5/15/33		10,870,908
1,273,919	6.50	5/15/35		1,457,591
757,516	6.50	8/15/39		856,824
846,121	6.50	2/25/43		978,873
870,407	6.50	3/25/43		955,031
744,635	6.50	7/25/43		853,728
755,801	6.50	9/25/43	[1]	867,799
888,157	6.50	10/25/43		1,041,281
8,148,317	6.50	8/15/45		9,641,251
48,427	6.70	9/15/23		53,932
288,847	6.95	3/15/28		325,637
6,450	7.00	12/15/20		6,542
15,109	7.00	3/15/21		15,729
33,297	7.00	9/15/21		33,959
55,058	7.00	10/15/22		60,531
23,120	7.00	11/15/22		25,259
697,740	7.00	3/25/23		758,778
27,480	7.00	4/15/23		29,680

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

13,415	7.00	5/15/23		14,637
128,955	7.00	7/15/23		142,138
194,689	7.00	1/15/24		214,929
142,766	7.00	3/15/24		158,147
146,417	7.00	8/15/25		164,457
180,919	7.00	9/15/26		200,414
259,798	7.00	6/15/29		293,061
1,982,834	7.00	8/15/29		2,110,380
679,573	7.00	8/15/29		766,902
600,197	7.00	10/20/29		696,732
2,293,746	7.00	11/15/29		2,427,615
5,424,836	7.00	12/15/29		5,776,180
214,881	7.00	1/15/30		244,214
473,827	7.00	10/15/30		532,594
237,957	7.00	7/15/31		267,727
208,146	7.00	4/15/32		230,809
1,107,504	7.00	5/15/32		1,254,965
6,058,088	7.00	8/15/41		6,805,997
1,859,831	7.00	2/25/43		2,149,444
597,068	7.00	3/25/43		656,130
636,551	7.00	7/25/43		743,119
2,517,642	7.00	9/25/43		2,899,860
66,118	7.50	10/15/21		72,099
230,320	7.50	7/15/22		250,252
312,722	7.50	3/15/23		340,391
1,074,310	7.50	4/15/23		1,178,849
116,686	7.50	9/20/26		134,529
542,995	7.50	3/15/28		613,571
632,890	7.50	9/15/29		719,479
271,149	7.50	12/15/29		304,343
351,567	7.50	6/15/30		400,326
363,355	7.50	8/15/30		414,284
354,746	7.50	9/15/30		415,235
233,843	7.50	9/15/30		264,082
220,963	7.50	11/15/30		257,859
4,807,537	7.50	6/15/34		5,732,840
1,545,172	7.50	8/25/42	[1]	1,839,277
675,159	7.50	9/25/43		778,750
103,996	8.00	7/15/21		113,350
1,025,702	8.00	2/15/23		1,140,873
53,614	8.00	4/25/24		61,015
243,130	8.00	2/15/27		276,121
251,739	8.00	11/20/29		296,217
375,242	8.00	1/15/30		447,121
23,492	8.25	6/15/22		25,875
95,974	8.30	11/15/20		103,715
36,861	8.50	10/15/22		39,309
220,802	8.50	3/15/25		252,067
55,535	8.50	3/15/32		64,075
37,163	9.00	12/15/19		38,471

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,387	9.15	10/15/20		2,508
51,429	9.50	2/15/20		54,041

				93,563,256

Federal National Mortgage Association - 22.7%
461,275	4.55	6/25/43		495,048
236,920	5.00	6/25/43		253,687
202,887	5.36	6/25/42		221,111
974,737	5.50	6/25/33		1,092,668
803,355	5.50	9/25/33		890,942
3,975,845	5.50	6/25/40		4,360,714
2,149,064	5.60	12/25/53	[1]	2,438,777
1,434,774	5.81	8/25/43		1,580,936
2,509,600	6.00	5/25/30		2,858,411
1,197,810	6.00	5/25/35		1,346,997
4,261,805	6.00	5/25/36		4,908,294
2,397,702	6.00	7/25/36		2,680,352
2,530,906	6.05	2/25/44		2,917,885
3,033,286	6.18	2/25/42	[1]	3,445,439
467,367	6.21	12/25/42	[1]	523,344
2,514,021	6.24	10/25/42	[1]	2,817,140
2,047,834	6.35	8/25/47	[1]	2,271,438
965,456	6.43	9/25/37	[1]	1,062,969
507,378	6.50	8/20/28		566,875
400,664	6.50	3/25/32		442,207
374,170	6.50	6/25/32		437,401
2,631,337	6.50	7/25/34		2,681,054
405,937	6.50	7/25/36		472,379
332,545	6.50	9/25/36		371,028
459,029	6.50	3/25/42		522,350
2,839,105	6.50	5/25/42		3,215,459
4,521,751	6.50	7/25/42		5,170,091
2,690,899	6.50	7/25/42		3,027,052
671,928	6.50	7/25/42		766,603
338,819	6.50	9/25/42		383,350
245,042	6.50	11/25/42		276,591
7,644,425	6.50	7/25/44		8,656,777
564,992	6.71	2/25/45	[1]	657,863
6,756,623	6.75	6/25/32		7,519,277
1,365,383	6.75	4/25/37		1,495,037
71,937	6.85	12/18/27		81,641
894,663	6.96	8/25/37	[1]	960,473
6,461	7.00	1/25/21		6,832
21,949	7.00	7/25/22		23,822
43,561	7.00	11/25/22		47,421
78,856	7.00	12/25/22		86,366
10,496	7.00	6/25/23		11,458
1,354,658	7.00	4/25/24		1,490,309
380,014	7.00	9/18/27		425,266
5,777,175	7.00	5/25/31		6,616,320
566,085	7.00	9/25/40		636,294
685,977	7.00	10/25/41		782,524

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

599,039	7.00	11/25/41		702,918
2,409,231	7.00	12/25/41		2,741,375
490,187	7.00	12/25/41		556,722
964,335	7.00	1/25/42		1,095,535
987,578	7.00	7/25/42		1,137,362
2,896,073	7.00	2/25/44		3,345,453
382,093	7.00	2/25/44		439,388
211,262	7.00	8/25/44		244,024
1,498,183	7.00	3/25/45		1,744,524
64,042	7.50	8/20/27		75,244
1,038,141	7.50	6/25/30		1,168,403
397,865	7.50	10/25/40		444,667
437,590	7.50	2/25/41		521,654
1,177,196	7.50	6/19/41	[1]	1,399,420
2,523,866	7.50	7/25/41		2,958,394
1,920,906	7.50	8/25/41		2,303,419
4,767,565	7.50	10/25/41		5,697,017
265,891	7.50	11/25/41		306,467
806,319	7.50	1/25/42		933,339
3,400,587	7.50	5/25/42		4,089,474
1,630,201	7.50	5/25/42		1,807,623
681,492	7.50	6/25/42		782,015
4,600,234	7.50	8/25/42		5,451,350
1,864,554	7.50	2/25/44		2,224,731
1,397,605	7.50	3/25/44		1,583,160
1,323,489	7.50	5/25/44		1,584,729
86,945	7.50	10/25/44		103,300
7,959,090	7.50	1/25/48		9,405,874
76,430	8.00	7/25/22		85,181
30,813	8.00	7/25/22		33,857
53,346	8.00	7/18/27		60,392
782,430	8.00	7/25/44		878,779
769,266	8.11	11/25/37	[1]	925,002
454,223	8.23	11/25/37	[1]	515,844
46,740	8.50	1/25/21		51,269
25,255	8.50	9/25/21		27,537
29,640	8.50	1/25/25		33,894
438,763	8.50	6/25/30		512,513
406,024	8.50	6/25/30		474,965
45,357	8.60	10/25/42	[1]	57,147
15,828	8.70	12/25/19		16,909
3,988	8.75	9/25/20		4,330
25,343	8.95	10/25/20		27,315
24,144	9.00	7/25/19		25,415
13,498	9.00	12/25/19		14,447
1,598	9.00	3/25/20		1,743
40,593	9.00	5/25/20		43,936
31,737	9.00	6/25/20		34,439
5,612	9.00	6/25/20		6,061
3,486	9.00	7/25/20		3,753
13,784	9.00	9/25/20		14,890
11,103	9.00	10/25/20		11,883

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

161,065	9.00	1/25/21		177,114
21,406	9.00	8/25/22		24,465
93,716	9.00	11/25/28		102,363
713,934	9.00	6/25/30		839,844
152,221	9.00	10/25/30		178,809
2,281	9.05	12/25/18		2,304
12,109	9.25	1/25/20		12,830
357,251	9.32	6/25/32	[1]	399,171
7,928	9.50	12/25/18		8,269
29,224	9.50	3/25/20		31,480
2,863	9.50	4/25/20		3,091
22,302	9.50	11/25/20		24,178
151,927	9.50	11/25/31		182,223
351,254	9.50	12/25/41		408,972
32,723	9.50	12/25/41		36,960
54,121	9.60	3/25/20		58,275
1,948,439	9.95	9/25/42	[1]	2,538,153
1,718,265	10.12	7/25/37	[1]	1,757,731
741,893	10.80	6/25/44	[1]	868,517
54,181	15.27	3/25/39	[1]	73,604

				150,433,707

Government National Mortgage Association - 10.7%
500,000	5.50	9/20/39		569,601
4,336,826	5.52	11/20/45	[1]	4,839,203
11,076,125	5.62	4/20/40	[1]	12,592,520
2,140,004	5.87	11/20/43		2,385,784
2,947,936	5.97	5/20/40	[1]	3,358,530
3,877,022	6.00	11/20/33		4,402,311
1,598,236	6.00	6/20/43		1,788,483
2,267,222	6.00	2/20/46		2,571,107
2,284,661	6.13	1/20/39	[1]	2,645,385
1,754,381	6.24	10/20/40	[1]	1,986,002
2,670,787	6.28	12/20/42	[1]	3,137,627
3,892,980	6.30	12/20/40	[1]	4,429,146
2,518,346	6.38	5/20/43	[1]	2,901,794
840,500	6.50	6/20/32		977,538
1,873,089	6.50	2/20/37		2,170,779
1,719,271	6.66	7/20/39	[1]	1,994,053
1,164,905	6.67	9/20/44	[1]	1,355,604
840,364	6.69	4/20/39	[1]	978,559
175,753	6.86	3/16/41	[1]	192,246
2,393,653	6.91	8/20/40	[1]	2,811,777
1,124,636	6.98	6/20/45	[1]	1,308,473
372,668	7.00	9/16/23		378,947
385,154	7.00	6/20/26		441,283
1,610,093	7.00	5/20/38		1,666,651
490,871	7.00	5/20/42		570,156
592,979	7.17	12/20/33	[1]	702,011
3,154,514	7.37	8/20/38		3,743,876
88,064	7.50	5/16/27		100,262
2,162,954	7.54	7/20/44	[1]	2,505,785

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

27,542	8.50	2/20/32		33,436
1,303,397	9.00	3/16/30		1,567,713

				71,106,642

Vendee Mortgage Trust - 2.5%
3,699,062	6.50	8/15/31		4,182,456
1,836,482	6.50	10/15/31		2,129,937
1,603,900	6.75	2/15/26		1,813,662
1,625,916	7.00	3/15/28		1,897,211
373,142	7.25	9/15/22		394,837
589,005	7.25	9/15/25		669,628
2,828,771	7.43	3/15/25	[1]	3,183,133
588,487	7.75	5/15/22		647,792
860,908	7.75	9/15/24		974,694
287,159	8.00	2/15/25		328,020
153,283	8.29	12/15/26		179,505

				16,400,875

Total Collateralized Mortgage Obligations (cost: $330,453,677)				331,504,480

Asset-Backed Securities - 1.9%
Federal Home Loan Mortgage Corporation - 0.3%
1,307	6.09	9/25/29	[1]	1,304
187,030	6.28	10/27/31	[14]	213,730
1,823,243	7.16	7/25/29		2,023,060

				2,238,094

Federal National Mortgage Association - 0.5%
23,658	1.10	11/25/32	[1]	23,126
262,596	4.76	10/25/33	[14]	275,628
717,395	4.98	9/26/33	[14]	785,121
1,820,976	5.66	2/25/33	[14]	1,947,346
7,248	6.47	10/25/31	[14]	7,305
471,356	6.59	10/25/31	[14]	503,975
75,687	6.64	5/25/32	[1]	78,621
2,401	6.83	7/25/31	[14]	2,434
11,549	7.80	6/25/26	[1]	11,168

				3,634,724

Small Business Administration - 1.1%
4,223,322	5.87	7/1/28		4,681,762
697,545	7.13	10/1/20		727,085
1,008,587	7.33	8/1/20		1,052,174
476,035	8.03	5/1/20		498,014

				6,959,035

Total Asset-Backed Securities (cost: $12,724,066)				12,831,853

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

Contracts	Name of Issuer	Fair Value ($)

Put Options Purchased [10] - 0.1%
2,350	U.S. Treasury 2 Year Future Put Options: $108.25 strike February 2017 expiration	367,188
535	U.S. Treasury 5 Year Future Put Options: $117.25 strike February 2017 expiration	129,570

Total Put Options Purchased (cost: $727,207)		496,758

Short-Term Securities - 0.8%

5,062,900	Fidelity Instl. Money Mkt. Govt. Fund, 0.39%
Total Short-Term Securities (cost: $5,062,900)		5,062,900

Total Investments in Securities - 98.7% (cost: $653,207,537)		654,472,893

Call Options Written [10] - (0.2%)
(1,500)	U.S. Treasury 2 Year Future Call Options: $108.00 strike February 2017 expiration	(1,101,562)
(322)	U.S. Treasury 5 Year Future Call Options: $116.50 strike February 2017 expiration	(405,016)

Total Call Options Written (premiums received: $2,198,579)		(1,506,578)

Other Assets and Liabilities, net - 1.5%		10,251,772

Total Net Assets - 100.0%		$663,218,087

[1]	Variable rate security. Rate disclosed is as of December 31, 2016.
[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.
[10]	The amount of $9,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2016.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2016.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
DECEMBER 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of December 31, 2016 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	291,542,035	—	291,542,035
U.S. Treasury / Federal Agency Securities	—	13,034,867	—	13,034,867
Collateralized Mortgage Obligations	—	331,504,480	—	331,504,480
Asset-Backed Securities	—	12,831,853	—	12,831,853
Put Options Purchased	496,758	—	—	496,758
Short-Term Securities	5,062,900	—	—	5,062,900

	5,559,658	648,913,235	—	654,472,893
Liabilities
Call Options Written	(1,506,578)	—	—	(1,506,578)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the nine months ended December 31, 2016, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$181,802	—	$143,041,475
Written call options	—	$4,410,375	572,685,906

The number of open option contracts outstanding as of December 31, 2016 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2016

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$496,758	—
Written call options	—	$1,506,578

9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016 (Continued)

Transactions in written options for the nine months ended December 31, 2016 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2016	3,200	$3,310,942
Call options written	13,658	22,796,071
Call options expired	—	—
Call options closed	(15,036)	(23,908,434)

Outstanding, December 31, 2016	1,822	$2,198,579

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2016 is included with the Fund’s schedule of investments.

DECEMBER 31, 2016	10

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2016 (Continued)

At December 31, 2016, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$9,437,865	($8,172,509)	$1,265,356	$653,207,537

11

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 6, 2017

By:	/s/Roger J. Sit

Roger J. Sit

President

Date:	February 6, 2017